Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening balance	R$ 21,454
Closing balance	19,819	R$ 21,454
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Opening balance	8,266	6,793
(-) Provisions guaranteed by indemnity clause	(68)	(68)
Subtotal	8,198	6,725
Interest	220	779
Changes in the period reflected in income	56	843
Increase	142	1,135
Reversal	(86)	(292)
Payment	(1,735)	(151)
Subtotal	6,739	8,196
(+) Provisions guaranteed by indemnity clause	71	70
Closing balance	6,810	8,266
Current	65	83
Non-current	R$ 6,745	R$ 8,183